Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

11. Leases

The Group has office space under non-cancelable operating lease agreements.

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 are as follows:

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Operating lease right-of-use asset	13,818	30,911
Operating lease liabilities-current	(16,302)	(31,293)
Operating lease liabilities-non-current	(586)	(15,093)
Total operating lease liabilities	(16,888)	(46,386)
Weighted average remaining lease term	1.09 years	1.34 years
Weighted average discount rate	4.75%	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) are as follows:

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Other information
Operating lease cost	15,481	14,948
Short-term lease cost	572	941
Total	16,053	15,889

A summary of supplemental cash flow information related to leases are as follows:

	December 31,	December 31,
	2021	2022
	RMB‘000	RMB‘000
Cash payments for operating leases	12,604	1,201
Right-of-use assets obtained in exchange for lease obligations	1,971	30,699

11. Leases (Continued)

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2022 is as follows:

December 31,
2022
RMB‘000
2023	31,748
2024	15,464
2025	598
Total lease payment	47,810
Less: interest	1,424
Present value of operating lease liabilities	46,386